Equity	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Text Block [Line Items]
Equity
10	Equity

	2022	2021
	Number of shares (Unaudited)	Number of shares (Unaudited)
Ordinary shares issued and fully paid as at December 31, 2020 (as previously reported)	—	54,553,972

Retrospective application of capital reorganization	—	409,592,674
Ordinary shares issued and fully paid as at January 1*	483,715,048	464,146,646

Share buy-back during the period	(24,993,271)	(5,886,567)
Issued during the period	31,475,691	25,454,969

Ordinary shares issued and fully paid as at June 30	490,197,468	483,715,048

*	Shares in issue prior to January 27, 2022 have been retrospectively adjusted for the impact of the share issuance to Pre-Closing Holders at a fixed ratio of 8.51 for 1 as described in note 4.

10.1	Issued capital

As discussed in note 4, the SGHC
Pre-Closing
Holders exchanged all issued shares in SGHC for newly issued shares in Super Group at a fixed ratio. The issuance of these shares to
Pre-Closing
Holders has been presented as if the shares had been issued at the beginning of the earliest period presented.

As discussed
in note 4, on the Closing Date SEAC merged with and into Merger Sub, with SEAC as the surviving company. All shares of SEAC class A ordinary common stock outstanding immediately prior to the merger (after giving effect to all requested stockholder redemptions) were extinguished and converted into newly issued shares in Super Group on a one-for-one
basis.
The net assets of SEAC of €164 million were assumed by Super Group and the issuance of ordinary shares and warrants by Super Group was recognized at fair value of €226.4 million and €46.4 million, respectively, with the resulting difference representing a service for listing of the Super Group shares and accounted for as a share-based payment expense in accordance with IFRS 2.
As discussed in note 4, the Company, SGHC, and certain
Pre-Closing
Holders entered into repurchase agreements pursuant to which the Company repurchased Super Group shares from such shareholders. Aggregate cash consideration of €222.3 million was paid to certain of the
Pre-Closing
Holders in exchange for an agreed portion of their Super Group shares at a value of $10 per share.
On January 27, 2021 the Company bought back 5,886,567 of its shares from its shareholders for €10.7 million. This transaction has been treated as a reduction of issued capital.
On March 12, 2021, the Company issued 1,958,378 no par registered shares to minority shareholders in SGHC in exchange for the acquisition of Raging River for a fair value of €16.7 million. The shareholders paid an amount of €3.6 million towards the issue of shares. The €16.7 million for the issuance of shares has been recorded to issued capital.
On June 25, 2021, external loans with a value of €203.0 million were novated from a number of Group subsidiaries to SGHC. This debt was then further novated to the shareholders of the Company registered at close of business on that date, in consideration for an aggregate additional 23,496,592 ordinary shares in the Company, in the same pro-rata
proportions as the shareholding percentages just prior to this loan novation and share issue. The Company issued these shares on June 30, 2021.

10.2	Foreign Exchange reserve
The foreign exchange reserve relates to retranslation of the Group’s foreign subsidiaries with a non-Euro
functional currency into the Group’s presentation currency.

10.3	Earnout reserves
As discussed in Note 4, pursuant to the Business Combination Agreement,
Pre-closing
Holders have a contingent right to receive up to 50,969,088 Earnout Shares subject to Super Group attaining certain stock price hurdles over a five-year period from the Closing Date. The Earnout Shares are recognized in the same manner as a dividend and recorded to Earnout reserves as they are giving value to existing shareholders.

10.4	Entities with significant influence over the Group
During the
six-month
period ended as at June 30, 2022, the Group did not have an ultimate holding company as no entity is deemed to have control over the Group. Instead both Knuttson Ltd and Chivers Ltd (previously Chivers Trust) are considered to exercise significant influence by way of holding 48.29% and 20.07%, respectively, of the issued share capital of the Group as at June 30, 2022, compared to 48.94% and 20.34%, respectively, as at June 30, 2021.

16	Equity

	2021	2020
Ordinary shares issued and fully paid as at January 1	464,146,646	458,274,730

Share buy-back during the year	(5,886,567)	—
Issued during the period	25,454,969	5,871,917

Ordinary shares issued and fully paid as at December 31	483,715,048	464,146,646

16.1	Issued capital
As discussed in note 10 and note 24, all shares in issue prior to January 27, 2022, have been retrospectively adjusted for the impact of the share issuance to Pre-Closing Holders at a fixed ratio of 8.51 for 1.
On March 12, 2020 and March 17, 2020, the Company issued
2,935,958
no
par registered shares to minority shareholders in Fengari and Pelion in exchange for €
1.4
 million and €
4.8
 million, respectively, to align its shareholding with that of SGHC. The €
6.2
 million received for the issuance of shares has been recorded to issued share capital.
On January 27, 2021 the Company bought back 5,886,567 of its shares from its shareholders for € 10.7 million. This transaction has been be treated as a reduction of issued capital.
On March 12, 2021, the Company issued 1,958,378 no par registered shares to minority shareholders in SGHC in exchange for the acquisition of Raging River for a fair value of € 16.7 million. The shareholders paid an amount of € 3.6 million towards the issue of shares. The € 16.7 million for the issuance of shares has been recorded to issued capital.
On June 25, 2021, external loans with a value of € 203.0 million were novated from a number of Group subsidiaries to SGHC. This debt was then further novated to the shareholders of the Company registered at close of business on that date, in consideration for an aggregate additional 23,496,592 ordinary shares in the Company, in the same pro-rata
proportions as the shareholding percentages just prior to this loan novation and share issue. The Company incurred no gain or loss on the extinguishment of this debt. The Company issued these shares on June 30, 2021. In addition to the above, transaction costs to the value of €0.5 million was capitalized against share capital
.

16.2	Foreign exchange reserve
The foreign exchange reserve relates to retranslation of the Group’s foreign subsidiaries with a non-Euro
functional currency into the Group’s presentation currency.

16.3	Entities with significant influence over the Group
During the year and as at December 31, 2021, the Group did not have an ultimate holding company as no entity is deemed to have control over the Group. Instead both Knuttson Ltd and Chivers Ltd (
previously

Chivers Trust) are considered to exercise significant influence by way of holding 48.94% and 20.34%, respectively, of the issued share capital of SGHC as at December 31, 2021 and 2020. Refer to note 24 for changes in shareholders after the reporting date
.

Parent [member]
Text Block [Line Items]
Equity
8	Equity

2021
€
Ordinary shares issued and fully paid as at March 29	—

Issued during the period	—

Ordinary shares issued and fully paid as at December 31	—

8.1	Issued capital
On March 29, 2021, the Company issued one ordinary share of no par value. The Company incurred total transaction costs of €1.4 million in relation to the listing discussed in note 11. Of this amount, €0.1 million has been included in Prepaid transaction costs within the consolidated statement of financial position, which will be capitalised to issued capital upon closing of the transaction.

8.2	Entities with control over the Company
The Company’s holding entity is Knuttson Ltd.